SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Global Income Builder Fund

Effective December 1, 2014, the following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub‐heading of the “PAST PERFORMANCE” section of the fund’s prospectus.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended 12/31/2013 expressed as a %)

After‐tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after‐tax returns may be different. After‐tax returns are not relevant to shares held in an IRA, 401(k) or other tax‐advantaged investment plan. Class S index comparison began on March 31, 2005.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/2/1964	7.04	10.07	4.04
After tax on distributions		5.94	9.29	3.31
After tax on distributions and sale of fund shares		5.13	8.44	3.15
Class B before tax	5/31/1994	9.42	10.22	3.96
Class C before tax	5/31/1994	12.75	10.48	3.80
INST Class before tax	7/3/1995	13.87	11.74	4.98
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		10.47	8.60	5.41
Blended Index		9.81	10.48	6.34
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		33.11	18.59	7.78
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		‐2.02	4.44	4.55

	Class Inception	1 Year	5 Years	Since Inception
Class S before tax	3/11/2005	13.79	11.62	4.85
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses or taxes)		10.47	8.60	5.27
Blended Index		9.81	10.48	5.91
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)		33.11	18.59	7.84
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		‐2.02	4.44	4.76

The Blended Index consists of an equally weighted blend (50%/50%) of the MSCI World High Dividend Yield Index and Barclays U.S. Universal Index.

On December 1, 2014, the S&P Target Risk Moderate Index replaced the Russell 1000 Index as the comparative broad‐based securities market index because the Advisor believes that the S&P Target Risk Moderate Index more closely reflects the fund’s investment strategies. On December 1, 2014, the Blended Index replaced the Barclays U.S. Aggregate Bond Index and the S&P Target Risk Moderate Index as the sole additional comparative index. The Advisor believes the Blended Index provides additional comparative performance information and represents the fund’s overall strategic asset allocations.